Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 738	$ 1,821	$ 4,060
Accounts receivable, net	6,418	11,788	12,209
Notes and other receivables	341	362	1,340
Inventory	782	1,061	755
Prepaid licenses and maintenance contracts	10,907	13,321	7,509
Assets held for sale	23	23	772
Prepaid assets and other current assets	1,347	1,768	1,967
Total Current Assets	20,556	30,144	28,612
Prepaid licenses and maintenance contracts, non-current	4,282	5,169	6,586
Property and equipment, net	1,278	1,385	1,392
Software development costs, net	2,183	2,058	1,281
Intangible assets, net	16,308	17,691	17,161
Goodwill	9,028	9,028	13,166
Other assets	942	998	517
Total Assets	54,577	66,473	68,715
Current Liabilities
Accounts payable	22,528	23,027	9,320
Accrued liabilities	4,280	4,169	2,992
Deferred revenue	12,382	15,043	9,095
Short-term debt	4,618	6,887	9,417
Liabilities held for sale	2,046	2,041	2,026
Total Current Liabilities	45,854	51,167	32,850
Long Term Liabilities
Deferred revenue, non-current	4,932	5,960	7,666
Long-term debt	4,342	4,047	1,226
Other liabilities	374	371	542
Acquisition liability - Integrio	1,558	1,648
Acquisition liability - LightMiner		567	3,475
Total Liabilities	57,060	63,760	45,759
Commitments and Contingencies
Stockholders' (Deficit) Equity
Preferred stock - $0.001 par value; 5,000,000 shares authorized; 2,250 issued and outstanding which are designated as Convertible Series 1 Preferred Stock
Convertible Series 1 Preferred Stock - $1,000,00 stated value; 2,250 issued and outstanding at March 31, 2017 and December 31, 2016. Liquidation preference of $2,250,000 at March 31, 2017 and December 31, 2016	1,340	1,340
Common stock - $0.001 par value; 50,000,000 shares authorized; 2,197,667 and 2,171,886 issued and 2,181,745 and 2,155,964 outstanding at March 31, 2017 and December 31, 2016, respectively	2	2	2
Additional paid-in capital	64,997	64,148	58,249
Treasury stock, at cost, 15,922 shares	(695)	(695)	(695)
Due from Sysorex Consulting Inc.	(666)	(666)	(666)
Accumulated other comprehensive income	63	52	31
Accumulated deficit (excluding $2,442 reclassified to additional paid in capital in quasi-reorganization)	(65,525)	(59,473)	(32,359)
Stockholders' (Deficit) Equity Attributable to Inpixon	(484)	4,708	24,562
Non - controlling Interest	(1,999)	(1,995)	(1,606)
Total Stockholders' (Deficit) Equity	(2,483)	2,713	22,956
Total Liabilities and Stockholders' (Deficit) Equity	$ 54,577	$ 66,473	$ 68,715